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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

SEC Mail Processing Received DEC 20 2017 Wash. D.C.

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Corporation

3. Class of New Derivative Securities Product:

Index Linked Securities

17019696

4. Name of Underlying Instrument:

VelocityShares Daily 4X Long USD vs. CHF Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

DCHF

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

OTC

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+2/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Securities and Exchange Commission Trading and Markets

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

DEC 21 2017

(212) 656-2938

RECEIVED

Manual Signature of Official Responsible for Form:

[signature]

December 19, 2017

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 20 2017

SEC 2449 (1/99)